CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Series A Preferred Stocks [Member]	Additional Paid-in Capital [Member]	Common Stock To Be Issued [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Oct. 31, 2021	$ 10,235	$ 500		$ 1,392,994	$ 165,000	$ (3,550,773)	$ (1,982,044)
Beginning balance, shares at Oct. 31, 2021	10,235,262	5,000,000
Stock issued for cash	$ 3,292			349,229	(165,000)		187,521
Stock issued for cash, shares	3,293,333
Stock issued for conversion of preferred	$ 1,300			5,200			6,500
Stock issued for conversion of preferred, shares	1,300,000
Net Loss						(481,352)	(481,352)
Ending balance, value at Oct. 31, 2022	$ 14,827	$ 500	$ 500	1,747,423		(4,032,125)	(2,269,375)
Ending balance, shares at Oct. 31, 2022	14,828,595	5,000,000	5,000,000
Surrender and cancellation of Series A Preferred Stock			$ (452)	452
Surrender and cancellation of Series A Preferred Stock, Shares			(4,525,000)
Stock issued for conversion of debt	$ 264,662			142,194			406,856
Stock issued for conversion of debt, shares	264,660,115
Stock issued for conversion of temporary equity	$ 50,000			(15,000)			35,000
Stock issued for conversion of temporary equity, shares	50,000,000
Stock to be issued for services	$ 3,000			30,000			$ 33,000
Stock to be issued for services, shares	3,000,000						3,000,000
Capital deemed as contributed				204,360			$ 204,360
Net Loss						(424,031)	(424,031)
Ending balance, value at Oct. 31, 2023	$ 332,489		$ 48	$ 2,109,430		$ (4,456,156)	$ (2,014,190)
Ending balance, shares at Oct. 31, 2023	332,488,710		475,000